UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	February 10, 2006

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	$110,231


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	" 3,898 "	83970	SH		SOLE			83970
ALEXANDER & BALDWIN INC	COM	014482103	" 4,724 "	87094	SH		SOLE			87094
ALLSTATE CORP	COM	020002101	 633 	11700	SH		SOLE			11700
AMERICAN EXPRESS COMPANY	COM	025816109	" 8,617 "	167459	SH		SOLE			167459
ANHEUSER-BUSCH COS INC	COM	035229103	" 4,368 "	101681	SH		SOLE			101681
BEAZER HOMES USA INC	COM	07556Q105	" 1,142 "	15684	SH		SOLE			15684
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	" 12,294 "	4188	SH		SOLE			4188
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	" 10,634 "	120	SH		SOLE			120
CANADIAN NATURAL RES LTD	COM	136385101	" 1,748 "	35425	SH		SOLE			35425
CITIGROUP INC COM	COM	172967101	" 9,461 "	194956	SH		SOLE			194956
COCA-COLA COMPANY	COM	191216100	" 2,871 "	71218	SH		SOLE			71218
ENERGIZER HLDGS INC COM	COM	29266R108	" 5,342 "	107288	SH		SOLE			107288
FEDERAL NATL MTG ASSN	COM	313586109	 366 	7500	SH		SOLE			7500
FEDEX CORP COM	COM	31428X106	" 5,879 "	56865	SH		SOLE			56865
FIRST AMERN CORP CALIF	COM	318522307	" 5,904 "	130326	SH		SOLE			130326
GALLAGHER ARTHUR J & CO	COM	363576109	" 3,078 "	99673	SH		SOLE			99673
GENERAL ELECTRIC CO COM	COM	369604103	" 2,668 "	76133	SH		SOLE			76133
GOLDMAN SACHS GROUP INC COM	COM	38141G104	 926 	7250	SH		SOLE			7250
HOME DEPOT INC COM	COM	437076102	" 4,920 "	121552	SH		SOLE			121552
JOHNSON & JOHNSON COM	COM	478160104	" 5,318 "	88479	SH		SOLE			88479
LEHMAN BROTHERS HOLDINGS INC	COM	524908100	 830 	6475	SH		SOLE			6475
MARKEL CORP COM	COM	570535104	 869 	2740	SH		SOLE			2740
MEDTRONIC INC	COM	585055106	" 1,745 "	30313	SH		SOLE			30313
PFIZER INC COM	COM	717081103	 233 	10000	SH		SOLE			10000
PROCTER & GAMBLE CO	COM	742718109	 835 	14424	SH		SOLE			14424
PULTE HOMES INC	COM	745867101	" 3,610 "	91730	SH		SOLE			91730
SERVICEMASTER CO COM	COM	81760N109	 466 	39000	SH		SOLE			39000
SUNCOR ENERGY INC	COM	867229106	" 5,751 "	91098	SH		SOLE			91098